Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of estimated useful lives of property, plant, and equipment

Buildings	20 years
Plant and equipment	5-10 years
Furniture and fixtures, other equipment and motor vehicles	4-5 years
Leasehold improvements	Shorter of (a) 5 years or (b) remaining term of lease

Schedule of reconciliation of operating lease commitments and lease liabilities recognized

(in US$’000)
Operating lease commitments as at December 31, 2018 (note (a))	8,835
Less: Leases not commenced as at January 1, 2019	(3,676)
Less: Short‑term leases	(5)
Add: Adjustment as a result of the treatment for a termination option (note (b))	1,409
Less: Discount under the lessees’ incremental borrowing rate as at January 1, 2019	(206)
Lease liabilities recognized as at January 1, 2019	6,357

Notes:

(a)	Future aggregate minimum payments under non-cancellable operating leases under ASC 840 were as follows:

December 31,
2018
(in US$’000)
Not later than 1 year	3,026
Between 1 to 2 years	2,735
Between 2 to 3 years	1,056
Between 3 to 4 years	882
Between 4 to 5 years	810
Later than 5 years	326
Total minimum lease payments	8,835

(b)

The Group leases its corporate offices in Hong Kong through a support service agreement with an indirect subsidiary of CK Hutchison Holdings Limited (“CK Hutchison”), which is the Company’s indirect major shareholder. The support service agreement may be terminated by giving 3-month advance notice; therefore, there was no lease commitment beyond the 3-month advance notice period as at December 31, 2018. This termination option is not considered probable of exercise for the purposes of applying ASC 842.

Schedule of future aggregate minimum payments under non-cancellable operating leases under ASC 840

December 31,
2018
(in US$’000)
Not later than 1 year	3,026
Between 1 to 2 years	2,735
Between 2 to 3 years	1,056
Between 3 to 4 years	882
Between 4 to 5 years	810
Later than 5 years	326
Total minimum lease payments	8,835

Schedule of recognized right-of-use assets

(in US$’000)
Offices	4,877
Factories	383
Others	487
5,747

ASC 606
Schedule of impact of adopting ASC 606 on the Group's consolidated financial statements

The following tables summarize the impact of adopting ASC 606 on the Group’s consolidated financial statements as at and for the year ended December 31, 2018, as compared to the amounts as if applying ASC 605:

	As reported		As if applied
	ASC 606	Adjustments	ASC 605
	(in US$’000)
Consolidated Balance Sheet
Current assets	370,541	—	370,541
Non-current assets	161,577	—	161,577
Total assets	532,118	—	532,118
Liabilities and shareholders’ equity
Current liabilities
Other payables, accruals and advance receipts	56,327	187	56,514
Deferred revenue	2,540	(605)	1,935
Other current liabilities	26,612	—	26,612
Total current liabilities	85,479	(418)	85,061
Deferred revenue	408	64	472
Other non-current liabilities	33,976	—	33,976
Total liabilities	119,863	(354)	119,509
Company’s shareholders’ equity
Accumulated losses	(183,004)	384	(182,620)
Accumulated other comprehensive loss	(243)	(31)	(274)
Other shareholders’ equity	572,243	—	572,243
Total Company’s shareholders’ equity	388,996	353	389,349
Non-controlling interests	23,259	1	23,260
Total shareholders’ equity	412,255	354	412,609
Total liabilities and shareholders’ equity	532,118	—	532,118

	As reported		As if applied
	ASC 606	Adjustments	ASC 605
	(in US$’000)
Consolidated Statement of Operations
Total revenues	214,109	(698)	213,411
Total operating expense	(306,750)	—	(306,750)
	(92,641)	(698)	(93,339)
Total other income	5,986	—	5,986
Loss before income taxes and equity in earnings of equity investees	(86,655)	(698)	(87,353)
Income tax expense	(3,964)	—	(3,964)
Equity in earnings of equity investees, net of tax	19,333	—	19,333
Net loss	(71,286)	(698)	(71,984)
Less: Net income attributable to non-controlling interests	(3,519)	2	(3,517)
Net loss attributable to the Company	(74,805)	(696)	(75,501)

	As reported		As if applied
	ASC 606	Adjustments	ASC 605
	(in US$’000)
Consolidated Statement of Comprehensive Loss
Net loss	(71,286)	(698)	(71,984)
Other comprehensive loss	(6,626)	(31)	(6,657)
Total comprehensive loss	(77,912)	(729)	(78,641)
Less: Comprehensive loss attributable to non-controlling interests	(2,566)	2	(2,564)
Total comprehensive loss attributable to the Company	(80,478)	(727)	(81,205)